UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------
Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Mark A. Weiner            New York, NY               August 14, 2009
---------------------------          -------------              ---------------
           [Signature]               [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                      27
                                                  ---------------------

Form 13F Information Table Value Total:                   $480,460
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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



                                                    JAT CAPITAL MANAGEMENT, L.P.
                                                             FORM 13F-HR
                                                    Quarter Ended June 30, 2009

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                                                           Value                 SH/  PUT/              Other
     Issuer                    Class          CUSIP      (X$1,000)  SH/PRN AMT   PRN  CALL  Inv Discr   MGRS     SOLE   SHARED  NONE
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
ANIXTER INTL INC                    COM       035290105  12,090       321,623    SH          SOLE                  321,623
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APPLE INC                           COM       037833100  17,151       120,416    SH          SOLE                  120,416
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ARRIS GROUP INC                     COM       04269Q100  15,721     1,291,787    SH          SOLE                1,291,787
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BROCADE COMMUNICATIONS SYS I      COM NEW     111621306  11,074     1,412,478    SH          SOLE                1,412,478
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CABLEVISION SYS CORP           CL A NY CABLVS 12686C109  23,764     1,224,303    SH          SOLE                1,224,303
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CBL & ASSOC PPTYS INC               COM       124830100  21,149     3,923,690    SH          SOLE                3,923,690
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CBS CORP NEW                        CL B      124857202  14,623     2,113,129    SH          SOLE                2,113,129
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CLEARWIRE CORP NEW                  CL A      18538Q105   2,664       481,700    SH          SOLE                  481,700
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COMMSCOPE INC                       COM       203372107  46,501     1,770,779    SH          SOLE                1,770,779
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CORRECTIONS CORP AMER NEW         COM NEW     22025Y407   8,493       499,901    SH          SOLE                  499,901
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CYPRESS SEMICONDUCTOR CORP          COM       232806109  12,095     1,314,644    SH          SOLE                1,314,644
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DIRECTV GROUP INC                   COM       25459L106  17,356       702,390    SH          SOLE                  702,390
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ELECTRONIC ARTS INC                 COM       285512109  10,562       486,302    SH          SOLE                  486,302
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EQUINIX INC                       COM NEW     29444U502  74,542     1,024,774    SH          SOLE                1,024,774
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F5 NETWORKS INC                     COM       315616102   8,887       256,783    SH          SOLE                  256,783
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LAMAR ADVERTISING CO                CL A      512815101   4,131       270,500    SH          SOLE                  270,500
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LAS VEGAS SANDS CORP                COM       517834107  17,762     2,259,854    SH          SOLE                2,259,854
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LEAP WIRELESS INTL INC            COM NEW     521863308  12,273       372,700    SH          SOLE                  372,700
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LIBERTY GLOBAL INC               COM SER A    530555101   9,111       573,410    SH          SOLE                  573,410
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NVIDIA CORP                         COM       67066G104  23,972     2,123,290    SH          SOLE                2,123,290
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PALM INC NEW                        COM       696643105  55,361     3,339,000    SH   PUT    SOLE                3,339,000
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POLYCOM INC                         COM       73172K104   4,198       207,099    SH          SOLE                  207,099
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RESEARCH IN MOTION LTD              COM       760975102  21,665       304,752    SH          SOLE                  304,752
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ROYAL CARIBBEAN CRUISES LTD         COM       V7780T103  20,051     1,480,839    SH          SOLE                1,480,839
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SBA COMMUNICATIONS CORP             COM       78388J106   6,494       264,642    SH          SOLE                  264,642
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TAKE-TWO INTERACTIVE SOFTWAR        COM       874054109   4,613       487,092    SH          SOLE                  487,092
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URBAN OUTFITTERS INC                COM       917047102   4,157       199,000    SH          SOLE                  199,000
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